Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 340	Taxes	MEXICO		Government of Mexico	odv:SapuchiMember	odv:GoldAndSilverResourceMember	Open Pit
#: 2
	1,196	Fees	MEXICO		Government of Mexico	odv:SapuchiMember	odv:GoldAndSilverResourceMember	Open Pit
#: 3
	125	Taxes	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 4
	547	Fees	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 5
	392	Infrastructure	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 6
	109	Fees	CANADA	snj:CA-BC	Lhtako Dene Nation	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 7
	372	Fees	CANADA	snj:CA-SK	Saskatchewan Research Council	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 8
	242	Fees	UNITED STATES		Government of the United States of America	odv:TinticMember	odv:GoldSilverCopperLeadAndZincResourceMember	Underground Mining
#: 9
	252	Taxes	UNITED STATES	snj:US-UT	State of Utah	odv:TinticMember	odv:GoldSilverCopperLeadAndZincResourceMember	Underground Mining
#: 10
	$ 188	Fees	UNITED STATES		Town of Goshen	odv:TinticMember	odv:GoldSilverCopperLeadAndZincResourceMember	Underground Mining